Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	21,737,263	14,505,126
Ordinary shares, shares outstanding	21,737,263	14,505,126